Deposits - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposit Liability [Line Items]
Payable on demand	$ 8,267,652	$ 8,258,914
Payable on a fixed date	4,478,257	3,727,794
Total deposits	12,745,909	11,986,708
Bermuda
Deposit Liability [Line Items]
Payable on demand	3,535,770	3,487,911
Payable on a fixed date	1,245,294	985,180
Total deposits	4,781,064	4,473,091
Cayman
Deposit Liability [Line Items]
Payable on demand	2,793,194	2,971,581
Payable on a fixed date	1,177,909	1,033,515
Total deposits	3,971,103	4,005,096
Channel Islands and the UK
Deposit Liability [Line Items]
Payable on demand	1,938,688	1,799,422
Payable on a fixed date	2,055,054	1,709,099
Total deposits	$ 3,993,742	$ 3,508,521